INCOME TAXES - Components of profit (loss) before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
PRC	$ 20,551,832	$ 6,117,021	$ (4,014,177)
International	1,477,960	(15,422,245)	(42,152,491)
Total income (loss) before income taxes	$ 22,029,792	$ (9,305,224)	$ (46,166,668)